THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
October 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.3%

	Shares	Value
COMMUNICATION SERVICES — 26.0%
Alphabet, Cl A *	1,425	$2,302,957
Altice USA, Cl A *	80,045	2,157,213
Charter Communications, Cl A *	4,550	2,747,381
Comcast, Cl A	37,938	1,602,501
TELUS	112,705	1,928,382
T-Mobile US *	17,126	1,876,496

		12,614,930

ELECTRIC UTILITIES — 17.4%
Edison International	21,375	1,197,855
Eversource Energy	25,915	2,261,602
Fortis	49,692	1,962,834
NextEra Energy	40,800	2,986,968

		8,409,259

GAS — 2.7%
Atmos Energy	14,065	1,289,339

INDUSTRIALS — 12.5%
Canadian National Railway	21,935	2,181,436
Kansas City Southern	10,035	1,767,565
Union Pacific	11,909	2,110,155

		6,059,156

MULTI-UTILITIES — 13.6%
Alliant Energy	34,166	1,888,696
CMS Energy	33,575	2,126,305
NiSource	48,270	1,108,762
Xcel Energy	20,870	1,461,526

		6,585,289

REAL ESTATE — 21.0%
CoreSite Realty REIT	18,085	2,158,626
Crown Castle International REIT	9,550	1,491,710
Equinix REIT	3,600	2,632,464
Prologis REIT	15,715	1,558,928
SBA Communications REIT, Cl A	8,120	2,357,804

		10,199,532

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THE ADVISORS’ INNER CIRCLE FUND II	REAVES UTILITIES AND ENERGY
INFRASTRUCTURE FUND
October 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Value
WATER UTILITIES — 6.1%
American Water Works	19,750	$2,972,573

TOTAL COMMON STOCK (Cost $36,179,353)		48,130,078

SHORT-TERM INVESTMENT (A) — 0.9%

SEI Daily Income Trust Treasury II Fund, Cl F, 0.010% (Cost $458,807)	458,807	458,807

TOTAL INVESTMENTS— 100.2%
(Cost $36,638,160)		$48,588,885

Percentages are based on Net Assets of $48,475,083.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of October 31, 2020.

Cl — Class

REIT — Real Estate Investment Trust

As of October 31, 2020, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended October 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHR-QH-001-3300

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